SCHEDULE I-ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SCHEDULE I-ADDITIONAL INFORMATION OF THE PARENT COMPANY
General and administrative expenses	¥ (137,656,630)	$ (19,684,636)	¥ (204,428,800)	¥ (237,755,845)
Equity loss of subsidiaries and VIEs	(1,927,859)	(275,680)	(4,001,129)	(31,610,752)
Other operating income (expenses), net	8,426,888	1,205,029	(200,174,118)	32,314,541
Interest income	64,330,349	9,199,118	263,052,300	284,982,128
Foreign exchange gain, net	(517,288)	(73,971)	1,233,807	125,893
Net income (loss)	(29,081,925)	(4,158,660)	(306,810,286)	35,517,634
Foreign currency translation adjustment	(42,854,121)	(6,128,058)	72,141,058	93,256,170
Comprehensive income (loss) attributable to the ordinary shareholders	(71,936,046)	(10,286,718)	(234,669,228)	128,773,804
Parent Company
SCHEDULE I-ADDITIONAL INFORMATION OF THE PARENT COMPANY
General and administrative expenses	(46,198,420)	(6,606,286)	(38,585,122)	(42,927,343)
Equity loss of subsidiaries and VIEs	(39,512,619)	(5,650,230)	(502,190,943)	(190,965,494)
Other operating income (expenses), net	4,761,206	680,843	(7,317,312)	19,838,460
Interest income	51,867,908	7,417,013	241,283,091	249,448,848
Foreign exchange gain, net				123,163
Net income (loss)	(29,081,925)	(4,158,660)	(306,810,286)	35,517,634
Foreign currency translation adjustment	(42,854,121)	(6,128,058)	72,141,058	93,256,170
Comprehensive income (loss) attributable to the ordinary shareholders	¥ (71,936,046)	$ (10,286,718)	¥ (234,669,228)	¥ 128,773,804